Goodwill (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

For the year ended June 30, 2019
Balance as of July 1, 2017	$195,080
Reverse of goodwill arising from acquisition of Judge China *	(26,302)
Foreign currency translation adjustment	4,782
Balance as of June 30, 2018	173,560
Goodwill arising from acquisition of Infogain (Note 3)	227,506
Goodwill arising from acquisition of Huanyu (Note 3)	50,045
Foreign currency translation adjustment	(3,321)
Balance as of June 30, 2019	$447,790

* The consideration of Judge China was reduced by $26,302 due to provision made on the receivable from Judge Asia as of June 30, 2018.